Inventories, Net - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Purchased goods	$ 106,150	$ 97,399
Less: reserve for obsolete inventories	(20,582)	(17,988)	$ (20,953)	$ (16,756)
Total	$ 85,568	$ 79,411